Consolidated statement of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Profit before taxes	R$ 1,119	R$ 49,406	R$ 33,083
Adjustments to reconcile income before taxes to cash provided on operating activities
Depreciation and amortization	127,343	54,479	51,474
Impairment of non-current assets	0	0	0
Net impairment losses on financial assets	187,533	110,689	76,840
Provision for revenue cancellation	2,321	1,055	(2,076)
Provision/(Reversal) for contingencies	(1,294)	4,905	3,695
Accrued interests	232,889	23,275	34,189
Share-based compensation	(6,458)	14,728	11,823
Modification of lease contracts	1,691	(169)	(935)
Rent concessions	0	(210)	(2,046)
Loss on sale or disposal of non-current assets	11,365	9	45
Trade receivables	(235,541)	(117,096)	(79,548)
Prepayments	26,246	(782)	(1,113)
Other assets	(25,869)	5,569	(294)
Trade payables	53,612	9,466	1,283
Labor and social obligations	(19,732)	(1,770)	7,309
Other taxes payable	4,814	849	747
Prepayments from customers	15,529	664	6,359
Other payables	465	411	725
Cash from operations	376,033	155,478	141,560
Income tax paid	(17,270)	(18,486)	(18,736)
Interest paid	(236,393)	(64,104)	(41,774)
Contingencies paid	(906)	(7,853)	(5,137)
Net cash provided by operating activities	121,464	65,035	75,913
Cash flows from investing activities
Purchase of property and equipment	(40,316)	(25,995)	(25,544)
Purchase and capitalization of intangible assets	(56,722)	(32,320)	(30,919)
Payments for the acquisition of interests in subsidiaries, net of cash	(2,291,688)	(127,804)	(117,248)
Sale (acquisition) of short-term investments, net	226,653	286,141	(436,584)
Net cash used in investing activities	(2,162,073)	100,022	(610,295)
Cash flows from financing activities
Payments of lease liabilities	(18,374)	(11,170)	(6,121)
Payments of loans and financing	(296,262)	(150,000)	0
Costs related to future issuances	(7,381)	(23,952)	0
Proceeds from loans and financing, net of transaction costs	1,905,851	0	150,000
Proceeds from initial public offering, net of transaction costs	0	0	473,976
Capital contributions	428,375	9,722	0
Share repurchase	0	0	0
Net cash provided by (used in) financing activities	2,012,209	(175,400)	617,855
Net increase in cash and cash equivalents	(28,400)	(10,343)	83,473
Cash and cash equivalents at the beginning of the period	75,587	85,930	2,457
Cash and cash equivalents at the end of the period	R$ 47,187	R$ 75,587	R$ 85,930